Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Nature and Extent of Risks Arising from Financial Instruments
The following tables show the net monetary position of the respective subsidiaries within the Group categorized by functional currency. Non-U.S. Dollar amounts are presented in U.S. Dollars for purpose of these tables.

	2023
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(70,608)	—	—	(39)	(70,647)
Brazilian Reais	—	(575,933)	—	—	(575,933)
U.S. Dollar	(90,313)	(262,485)	19,226	82,423	(251,149)
Uruguayan Peso	—	—	(2,711)	—	(2,711)
Total	(160,921)	(838,418)	16,515	82,384	(900,440)

	2022
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(217,659)	—	—	—	(217,659)
Brazilian Reais	—	(481,232)	—	—	(481,232)
U.S. Dollar	(179,319)	(290,366)	22,810	26,745	(420,130)
Uruguayan Peso	—	—	(2,167)	—	(2,167)
Total	(396,978)	(771,598)	20,643	26,745	(1,121,188)

		Functional currency
Net monetary position		Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
2023	U.S. Dollar	(22,578)	(26,249)	1,923	(46,904)
2022	U.S. Dollar	(44,830)	(29,037)	2,281	(71,586)

Schedule of Maturity Analysis for Derivative and Non-Derivative Financial Liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables where discounting is not applied.

At December 31, 2023	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	163,873	528	82	398	164,881
Borrowings	254,162	83,359	723,250	2,013	1,062,784
Leases Liabilities	69,858	84,059	206,413	233,484	593,814
Derivative financial instruments	169	—	—	—	169
Total	488,062	167,946	929,745	235,895	1,821,648

At December 31, 2022	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	197,780	16,843	31	336	214,990
Borrowings	322,923	103,844	772,634	383	1,199,784
Leases Liabilities	67,181	80,986	168,565	185,910	502,642
Derivative financial instruments	2,961	96	—	—	3,057
Total	590,845	201,769	941,230	186,629	1,920,473

Schedule of Financial Instruments by Type of Interest Rate
The following tables show a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary debt holder. These analyses are performed after giving effect to interest rate swaps.

The analysis for the year ended December 31, 2023 and 2022 is as follows:

	2023
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	35,318	—	—	—	35,318
Brazilian Reais	—	14,575	—	—	14,575
U.S. Dollar	36,050	373,939	—	167,088	577,077
Subtotal fixed-rate borrowings	71,368	388,514	—	167,088	626,970
Variable rate:
Argentine Peso	51,460	—	—	—	51,460
Brazilian Reais	—	210,186	—	—	210,186
U.S. Dollar	16,333	—	—	—	16,333
Subtotal variable-rate borrowings	67,793	210,186	—	—	277,979
Total borrowings as per statement of financial position	139,161	598,700	—	167,088	904,949

	2022
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	195,982	—	—	—	195,982
Brazilian Reais	—	4,476	—	—	4,476
U.S. Dollar	62,051	388,350	—	149,884	600,285
Subtotal fixed-rate borrowings	258,033	392,826	—	149,884	800,743
Variable rate:
Brazilian Reais	—	188,801	—	—	188,801
U.S. Dollar	18,096	112	—	—	18,208
Subtotal variable-rate borrowings	18,096	188,913	—	—	207,009
Total borrowings as per statement of financial position	276,129	581,739	—	149,884	1,007,752

For the years ended December 31, 2023 and 2022, if interest rates on floating-rate borrowings had been 1% higher with all other variables held constant, the Group’s Profit before income tax for the years would have decreased as shown below. A 1% decrease in interest rates would have an equal and opposite effect on the income statement.

	2023
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Argentine peso	(515)	—	—	—	(515)
Brazilian Reais	—	(2,102)	—	—	(2,102)
U.S. Dollar	(163)	—	—	—	(163)
Total effects on profit before income tax	(678)	(2,102)	—	—	(2,780)

	2022
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reias	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Brazilian Reais	—	(1,888)	—	—	(1,888)
U.S. Dollar	(181)	(1)	—	—	(182)
Total effects on profit before income tax	(181)	(1,889)	—	—	(2,070)

Schedule of Capital Risk Management	During the year ended December 31, 2023, the strategy was to maintain the gearing ratio within 0.40 to 0.60, as follows:

	2023	2022
Total borrowings	904,949	1,007,752
Total equity	1,265,648	1,163,643
Total capital	2,170,597	2,171,395
Gearing ratio	0.42	0.46

Schedule of Financial Instruments
The following tables show the outstanding positions for each type of derivative contract as of the date of each statement of financial position:

▪ Futures / options

As of December 31, 2023:

	2023
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Soybean	3	518	(9)	(9)
Wheat	2	537	(12)	(12)
Sugar	157	79,404	8,678	8,586
OTC:
Sugar	112	55,696	5,141	5,250
Total	274	136,155	13,798	13,815
 As of December 31, 2022:

	2022
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	5	992	(193)	(193)
Soybean	34	12,696	(1,081)	(1,085)
Wheat	9	2,956	111	115
Sugar	99	3,437	(1,526)	(1,778)
Total	147	20,081	(2,689)	(2,941)
(*) Included in the line item “gain / (loss) from commodity derivative financial instruments” of Note 8.
(**) All quantities expressed either in tons or cubic meters, as applicable.
Commodity future contract fair values are computed with reference to quoted market prices on future exchanges.